UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)             (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2019
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 47.85%

Communication Services - 7.06%
*	A10 Networks, Inc.	3,165,576	$3,284,907	$3,165,576
*	Sierra Wireless, Inc.	2,288,175	2,820,234	2,288,175
				5,453,751
Consumer Discretionary - 9.60%
*	Destination XL Group, Inc.	551,539	616,374	551,539
*	Leaf Group Ltd.	1,329,941	1,402,334	1,329,941
	Tailored Brands, Inc.	918,080	1,362,677	918,080
*	ZAGG, Inc.	4,617,558	5,075,061	4,617,558
				7,417,118
Energy - 1.02%
*	SandRidge Energy, Inc.	792,350	1,093,405	792,350
				792,350
Health Care - 9.58%
*	Enzo Biochem, Inc.	5,261,834	5,932,195	5,261,834
*	Paratek Pharmaceuticals, Inc.	2,141,065	5,015,279	2,141,065
				7,402,899
Industrials - 2.37%
*	HC2 Holdings, Inc.	770,385	1,853,694	770,385
*	Houston Wire & Cable Co.	1,063,982	1,200,448	1,063,982
				1,834,367
Information Technology - 13.88%
*	Alithya Group, Inc.	558,571	987,749	558,571
*	GSI Technology, Inc.	3,211,869	2,380,207	3,211,869
*	Intermolecular, Inc.	1,228,246	1,165,268	1,228,246
*	Liquidity Services, Inc.	3,748,310	3,817,179	3,748,310
*	Seachange International, Inc.	1,541,352	1,767,405	1,541,352
*	The Rubicon Project, Inc.	440,000	233,808	440,000
				10,728,348
Materials - 4.34%
*	Dundee Corp. - Class A	2,651,467	5,390,360	2,651,467
*	Eldorado Gold Corp.	699,918	887,351	699,918
				3,351,385

	Total Common Stocks (Cost $46,285,935)			36,980,218

CLOSED-END FUND - 3.24%
	Medley Capital Corp.	2,505,478	4,829,262	2,505,478

	Total Closed-End Fund (Cost $4,829,262)			2,505,478

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2019
						Value (Note 1)

PREFERRED STOCKS - 13.56%		Interest Rate	Maturity Date	Shares	Cost

	B. Riley Financial, Inc.	7.250%	12/31/2027	1,651,866	$1,657,740	$1,651,866
	Capital Southwest Corp.	5.950%	12/15/2022	1,137,864	1,100,992	1,137,864
	Eagle Point Credit Co., Inc.	6.750%	9/30/2027	1,223,717	1,190,010	1,223,717
	Gladstone Investment Corp.	6.375%	8/31/2025	777,030	750,000	777,030
	MVC Capital, Inc.	6.250%	11/30/2022	2,314,092	2,242,536	2,314,092
	Oaktree Specialty Lending Corp.	5.875%	10/30/2024	687,730	679,470	687,730
	Oxford Square Capital Corp.	6.250%	3/30/2024	1,508,100	1,500,000	1,508,100
	Oxford Square Capital Corp.	6.500%	3/30/2024	1,177,960	1,153,698	1,177,960

	Total Preferred Stocks (Cost $10,274,446)					10,478,359

U.S. TREASURY SECURITIES - 23.86%			Par	Interest Rate	Maturity Date
	United States Treasury Note		$15,946,250	0.750%	8/15/2019	15,946,250
	United States Treasury Note (a)		2,488,867	1.750%	3/31/2022	2,488,867

	Total U.S. Treasury Securities (Cost $18,443,878)					18,435,117

SHORT-TERM INVESTMENT - 12.59%					Shares
	Federated Treasury Obligations Fund - Institutional
	Class Shares, 2.33% §				9,729,749	9,729,749

	Total Short-Term Investment (Cost $9,729,749)					9,729,749

Total Value of Investments (Cost $89,563,270) - 101.10%						$78,128,921

Liabilities in Excess of Other Assets - (1.10)%						(849,493)

	Net Assets - 100%					$77,279,428

*	Non-income producing investment
§	Represents 7 day effective yield

(a)	All or a portion of this security is held in a margin account at the broker for options written.

						(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2019

Summary of Investments
by Sector	% of Net
	Assets	Value
Communication Services	7.06%	$5,453,751
Consumer Discretionary	9.60%	7,417,118
Energy	1.02%	792,350
Health Care	9.58%	7,402,899
Industrials	2.37%	1,834,367
Information Technology	13.88%	10,728,348
Materials	4.34%	3,351,385
Closed-End Fund	3.24%	2,505,478
Preferred Stocks	13.56%	10,478,359
U.S. Treasury Securities	23.86%	18,435,117
Short-Term Investment	12.59%	9,729,749
Other Assets Less Liabilities	-1.10%	(849,493)
Total Net Assets	100.00%	$77,279,428

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,310,619
Aggregate gross unrealized depreciation			(12,744,968)

Net unrealized depreciation			$(11,434,349)

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2019

Note 1 - Investment Valuation

The Roumell Opportunistic Value Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2019

Note 1 - Investment Valuation - Continued
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Options are valued at the mean between their last bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of May 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$36,980,218	$36,980,218	$-	$-
Closed-End Fund	2,505,478	2,505,478	-	-
Preferred Stocks	10,478,359	10,478,359	-	-
U.S. Treasury Securities	18,435,117	-	18,435,117	-
Short-Term Investment	9,729,749	9,729,749	-	-
Total	$78,128,921	$59,693,804	$18,435,117	$-

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
June 26, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
June 26, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
June 26, 2019	Ashley E. Harris Treasurer and Principal Financial Officer